INCOME TAXES - CHANGES IN DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Total deferred tax assets	$ 85.9	$ 74.9
Total deferred tax assets, change	11.0
Total deferred tax liabilities	(10.1)	(9.0)
Total deferred tax liabilities, change	(1.1)
Net deferred tax assets/liabilities	75.8	65.9
Net deferred tax assets/liabilities, change	9.9
Statutory valuation allowance adjustment	0.0	0.0
Statutory valuation allowance adjustment, change	0.0
Net deferred tax assets/liabilities after SVA	75.8	$ 65.9
Net deferred tax assets/liabilities after SVA, change	9.9
Tax effect of unrealized gains/(losses)	1.2
Incurred tax items in surplus	0.0
Change in net deferred income tax	$ 11.1